Schedule of Geographical Segment Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 6,145,939	$ 1,013,625
Financing cost	150,000	47,917
Depletion	1,959,153	66,549	$ 1,451,032
Depreciation	173,839	11,180
Accretion of asset retirement obligation	52,732	224,828
Stock-based compensation	153,922	84,721
Gain on debt settlement	3,439	71,282
Gain on net monetary position	2,708,433
Net income (loss)	2,271,399	(1,931,175)
Non-current assets	37,536,232	30,791,521
North america [member]
IfrsStatementLineItems [Line Items]
Revenue
Financing cost	150,000
Depletion
Depreciation	2,091
Accretion of asset retirement obligation
Stock-based compensation	153,922
Gain on debt settlement	3,439
Gain on net monetary position
Net income (loss)	(1,439,192)
Non-current assets	40,653
Turkey [member]
IfrsStatementLineItems [Line Items]
Revenue	6,145,939	1,013,625
Financing cost
Depletion	1,959,153	66,549
Depreciation	171,748	11,180
Accretion of asset retirement obligation	52,732	224,828
Stock-based compensation
Gain on debt settlement
Gain on net monetary position	2,708,433
Net income (loss)	3,711,473	(194,270)
Non-current assets	37,495,579	36,975,457
Bulgaria [member]
IfrsStatementLineItems [Line Items]
Revenue
Financing cost
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation
Gain on debt settlement
Gain on net monetary position
Net income (loss)	(882)	57,587
Non-current assets
Canada [member]
IfrsStatementLineItems [Line Items]
Revenue
Financing cost		47,917
Depletion
Depreciation
Accretion of asset retirement obligation
Stock-based compensation		84,721
Gain on debt settlement		71,282
Net income (loss)		(1,794,492)
Non-current assets		$ 42,762